Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations [Table Text Block]
Results of the discontinued operations are summarized as follows:

	For the year ended December 31,
	2017	2016	2015

Sales	$-	$-	$112
Cost of sales	-	-	406
Gross loss	-	-	(294)
Selling, general and administrative expenses	-	129	459
Research and development expenses	-	-	22
Total operating expenses	-	129	481
Operating loss	-	(129)	(775)
Other income	-	6	47
Loss from discontinued operations before gain on disposition and provision for income taxes	-	(123)	(728)
Gain on disposal of Tangshan Yian	-	2,461	-
Provision for income taxes	-	-	-
Income (loss) from discontinued operations, net of income tax	$-	$2,338	$(728)